SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

Subsequent to December 31, 2011:

On December 30, 2011, the underwriters for the Company’s November 2011 marketed offering exercised their over allotment option pursuant to which, on January 4, 2012, the Company issued 1,150,000 common shares at a price of C$1.25 per share.  Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 170,455 shares at a price of C$1.25 per share.  The total gross proceeds from the over allotment were $1,628,583.

In addition, the Company granted 1,732,000 stock options with an exercise price of C$1.25 and 50,000 stock options with an exercise price of C$1.27.  50,000 stock options with an exercise price of C$1.77 expired and 2,500 stock options with an exercise price of C$2.86 were forfeited.

Through a combination of staking and purchase agreements, the Company acquired or entered into agreements to acquire a total of 72 unpatented and patented lode claims within or contiguous to the boundaries of its Ann Mason project, Nevada, for aggregate costs of $3,618,853 and 40,000 common shares.

The Company entered into an agreement with Vanguard Exploration Ltd. ("Vanguard") pursuant to which Vanguard agreed to purchase the Company’s interest in the Northling farm-out in Australia for A$100,000. The transaction closed on March 12, 2012.